UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.2%

	Shares	Value

AEROSPACE & DEFENSE — 1.5%
Raytheon	22,000	$3,624,720

AIR FREIGHT & LOGISTICS — 2.1%
United Parcel Service, Cl B	49,000	5,164,600

AIRLINES — 2.2%
Delta Air Lines	113,000	5,585,590

AUTO COMPONENTS — 2.2%
BorgWarner	135,000	5,521,500

BANKS — 10.4%
BB&T	95,000	4,636,000
Citigroup	125,000	8,057,500
Citizens Financial Group	160,000	5,427,200
Wells Fargo	155,000	7,581,050

		25,701,750

BEVERAGES — 4.1%
Coca-Cola	95,000	4,572,350
Molson Coors Brewing, Cl B	85,000	5,661,850

		10,234,200

BIOTECHNOLOGY — 2.0%
Biogen *	14,500	4,839,810

CHEMICALS — 3.0%
DowDuPont	135,000	7,264,350

CONSUMER FINANCE — 5.3%
American Express	80,000	8,216,000
Capital One Financial	60,000	4,835,400

		13,051,400

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
Verizon Communications	142,000	7,818,520

ELECTRICAL EQUIPMENT — 2.2%
Rockwell Automation	32,000	5,424,640

FOOD PRODUCTS — 4.3%
Archer-Daniels-Midland	111,000	4,983,900
Tyson Foods, Cl A	91,000	5,634,720

		10,618,620

HEALTH CARE EQUIPMENT & SERVICES — 3.0%
Medtronic	85,000	7,513,150

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY
FUND
JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE PROVIDER & SERVICES — 1.9%
Cigna	24,000	$4,795,440

HEALTH CARE TECHNOLOGY — 2.0%
Cerner *	90,000	4,941,900

INSURANCE — 4.9%
American International Group	155,000	6,700,650
Principal Financial Group	106,000	5,307,420

		12,008,070

INTEGRATED OIL & GAS — 3.2%
Chevron	68,000	7,796,200

INTERNET SOFTWARE & SERVICES — 9.4%
Alphabet, Cl A *	7,600	8,556,764
eBay	260,000	8,749,000
Twitter *	170,000	5,705,200

		23,010,964

LIFE SCIENCES TOOLS & SERVICES — 2.4%
Agilent Technologies	79,000	6,007,950

MACHINERY — 5.7%
Cummins	40,000	5,884,400
Ingersoll-Rand	53,000	5,302,120
Stanley Black & Decker	22,686	2,868,418

		14,054,938

OIL, GAS & CONSUMABLE FUELS — 3.8%
Anadarko Petroleum	100,000	4,733,000
EOG Resources	47,000	4,662,400

		9,395,400

PHARMACEUTICALS — 2.9%
Johnson & Johnson	53,000	7,053,240

REAL ESTATE INVESTMENT TRUSTS — 1.9%
Invitation Homes	210,000	4,722,900

RETAIL — 2.1%
Home Depot	28,000	5,138,840

SEMI-CONDUCTORS & EQUIPMENT — 1.8%
QUALCOMM	87,000	4,308,240

SOFTWARE — 3.1%
Oracle	154,000	7,735,420

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY
FUND
JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 5.6%
Hewlett Packard Enterprise	365,000	$5,690,350
HP	370,000	8,151,100

		13,841,450

WATER UTILITIES — 2.1%
American Water Works	55,000	5,261,850

TOTAL COMMON STOCK (Cost $212,045,759)		242,435,652

TOTAL INVESTMENTS — 98.2% (Cost $212,045,759)		$242,435,652

Percentages are based on Net Assets of $246,996,092.

*  Non-income producing security.

Cl — Class

As of January 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2019, the Fund held no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-007-2300

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.2%

	Shares	Value

AIR FREIGHT & LOGISTICS — 2.2%
Expeditors International of Washington	12,550	$869,715

AIRLINES — 2.7%
Alaska Air Group	16,950	1,083,952

AUTO COMPONENTS — 2.7%
BorgWarner	26,350	1,077,715

BANKS — 11.3%
BankUnited	22,860	772,897
East West Bancorp	19,460	979,227
PacWest Bancorp	23,950	924,231
Umpqua Holdings	47,600	841,568
Zions Bancorp	20,960	997,486

		4,515,409

BIOTECHNOLOGY — 2.6%
Incyte *	12,630	1,017,852

BUILDING PRODUCTS — 2.7%
Masco	32,870	1,065,317

CHEMICALS — 2.7%
Westlake Chemical	14,370	1,061,943

DIVERSIFIED FINANCIAL SERVICES — 2.3%
AXA Equitable Holdings	48,320	895,853

ELECTRICAL EQUIPMENT — 2.6%
Hubbell, Cl B	9,330	1,020,049

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
IPG Photonics *	7,120	946,960

FOOD PRODUCTS — 5.2%
JM Smucker	9,680	1,015,238
TreeHouse Foods *	17,930	1,046,395

		2,061,633

GAS UTILITIES — 2.5%
Atmos Energy	9,980	974,347

HEALTH CARE PROVIDERS & SERVICES — 2.9%
WellCare Health Plans *	4,200	1,161,216

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INSURANCE — 6.2%
Arch Capital Group *	35,050	$1,028,717
Axis Capital Holdings	17,660	945,693
Fidelity National Financial	13,625	492,680

		2,467,090

IT SERVICES — 12.2%
Booz Allen Hamilton Holding, Cl A	20,040	984,565
Euronet Worldwide *	8,310	955,733
Leidos Holdings	16,170	937,860
MAXIMUS	15,950	1,118,574
Sabre	37,030	850,949

		4,847,681

LIFE SCIENCES TOOLS & SERVICES — 5.2%
Bruker	28,680	1,005,521
QIAGEN *	28,990	1,073,499

		2,079,020

MACHINERY — 5.3%
Lincoln Electric Holdings	12,120	1,047,653
Toro	17,920	1,066,240

		2,113,893

OIL, GAS & CONSUMABLE FUELS — 1.5%
Cabot Oil & Gas	24,580	613,271

PROFESSIONAL SERVICES — 2.4%
Robert Half International	15,110	973,537

REAL ESTATE INVESTMENT TRUSTS — 2.4%
Invitation Homes	42,749	961,425

ROAD & RAIL — 2.4%
Knight-Swift Transportation Holdings, Cl A	29,470	935,673

SEMI-CONDUCTORS & INSTRUMENTS — 2.8%
ON Semiconductor *	55,810	1,118,432

SOFTWARE — 2.3%
CDK Global	19,040	931,247

SPECIALTY RETAIL — 4.8%
Advance Auto Parts	6,130	975,896
Penske Automotive Group	20,200	946,976

		1,922,872

TRADING COMPANIES & DISTRIBUTORS — 2.4%
Air Lease, Cl A	25,540	968,988

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

WATER UTILITIES — 2.5%
Aqua America	28,430	$996,472

TOTAL COMMON STOCK (Cost $33,597,391)		38,681,562

TOTAL INVESTMENTS — 97.2% (Cost $33,597,391)		$38,681,562

Percentages are based on Net Assets of $39,778,295.

*  Non-income producing security.

Cl — Class

As of January 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019 there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2019, the Fund held no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-011-1600

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.6%

	Shares	Value

AIR FREIGHT & LOGISTICS — 4.2%
Forward Air	36,000	$2,107,080
Hub Group, Cl A *	57,000	2,537,070

		4,644,150

BANKS — 16.6%
Chemical Financial	53,000	2,356,380
First Midwest Bancorp	99,000	2,179,980
Hilltop Holdings	116,000	2,135,560
LegacyTexas Financial Group	59,500	2,370,480
TCF Financial	107,000	2,371,120
Umpqua Holdings	124,000	2,192,320
United Bankshares	66,000	2,334,420
United Community Banks	88,420	2,274,162

		18,214,422

CHEMICALS — 6.6%
Orion Engineered Carbons	87,000	2,400,330
Scotts Miracle-Gro, Cl A	32,000	2,379,200
Valvoline	110,000	2,432,100

		7,211,630

COMMERCIAL SERVICES & SUPPLIES — 6.6%
Herman Miller	73,000	2,498,790
Interface, Cl A	141,000	2,313,810
Ritchie Bros Auctioneers	66,000	2,373,360

		7,185,960

COMMUNICATIONS EQUIPMENT — 1.8%
ViaSat *	32,000	2,006,080

CONSTRUCTION & ENGINEERING — 2.2%
Valmont Industries	19,000	2,451,000

ELECTRIC UTILITIES — 4.0%
IDACORP	24,000	2,340,000
PNM Resources	49,000	2,086,910

		4,426,910

ELECTRICAL EQUIPMENT — 2.3%
EnerSys	30,000	2,557,800

FOOD PRODUCTS — 1.9%
Hain Celestial Group *	115,000	2,107,950

HEALTH CARE EQUIPMENT & SERVICES — 3.0%
Natus Medical *	60,810	2,051,730
Novocure *	25,000	1,225,000

		3,276,730

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 3.8%
Magellan Health *	28,000	$1,824,480
Molina Healthcare *	17,500	2,327,150

		4,151,630

HEALTH CARE TECHNOLOGY — 1.8%
HMS Holdings *	68,000	2,039,320

INSURANCE — 6.1%
Axis Capital Holdings	43,000	2,302,650
First American Financial	44,000	2,203,520
RenaissanceRe Holdings	16,100	2,222,283

		6,728,453

INTERNET SOFTWARE & SERVICES — 2.1%
Yelp, Cl A *	63,000	2,294,460

IT SERVICES — 4.0%
Conduent *	178,000	2,269,500
Science Applications International	31,000	2,081,340

		4,350,840

LIFE SCIENCES TOOLS & SERVICES — 4.2%
Bruker	73,000	2,559,380
Cambrex *	47,000	2,051,550

		4,610,930

MACHINERY — 2.1%
Alamo Group	27,200	2,342,736

PAPER & FOREST PRODUCTS — 2.0%
Schweitzer-Mauduit International	69,000	2,212,140

PHARMACEUTICALS — 1.7%
Phibro Animal Health, Cl A	61,320	1,914,410

PROFESSIONAL SERVICES — 2.3%
ManpowerGroup	32,000	2,528,960

REAL ESTATE INVESTMENT TRUST — 2.2%
American Homes 4 Rent, Cl A	107,000	2,365,770

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.3%
Marcus & Millichap *	65,000	2,574,000

SEMI-CONDUCTORS & EQUIPMENT — 2.1%
Rambus *	255,000	2,300,100

SOFTWARE — 2.2%
CommVault Systems *	36,700	2,424,769

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SPECIALTY RETAIL — 2.2%
Penske Automotive Group	53,000	$2,484,640

TEXTILES, APPAREL & LUXURY GOODS — 2.0%
Carter’s	26,000	2,155,400

TRADING COMPANIES & DISTRIBUTORS — 4.3%
Aircastle	122,000	2,542,480
BMC Stock Holdings *	127,000	2,179,320

		4,721,800

TOTAL COMMON STOCK (Cost $99,461,232)		106,282,990

TOTAL INVESTMENTS — 96.6% (Cost $99,461,232)		$106,282,990

Percentages are based on Net Assets of $110,010,103.

*  Non-income producing security.

Cl — Class

As of January 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019 there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2019, the Fund held no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-009-2300

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY
FUND
JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.3%

	Shares	Value

CHINA — 1.9%
Baidu ADR *	320,600	$55,345,178

DENMARK — 2.3%
Carlsberg, Cl B	583,840	66,723,037

FRANCE — 15.5%
Airbus	485,640	55,708,495
ArcelorMittal	2,170,605	50,173,828
AXA	2,265,597	52,499,240
Danone	802,900	58,356,302
Engie	4,038,292	64,641,699
EssilorLuxottica	435,387	55,141,611
Orange	3,416,585	53,067,014
TOTAL ADR	1,108,875	60,688,729

		450,276,918

GERMANY — 12.9%
BASF	664,100	48,511,294
Daimler	950,460	56,200,583
Deutsche Boerse	495,720	65,960,202
Deutsche Post	1,777,915	52,421,498
E.ON	6,290,630	69,698,283
SAP	801,957	82,842,056

		375,633,916

HONG KONG — 2.1%
AIA Group	6,665,200	59,881,180

ITALY — 1.8%
Intesa Sanpaolo	22,296,084	50,907,355

JAPAN — 15.9%
FANUC	313,800	52,892,981
Kubota	3,641,900	57,307,474
Murata Manufacturing	427,025	60,451,921
Otsuka Holdings *	1,444,900	59,069,449
Secom	709,800	59,305,851
Seven & I Holdings	1,426,400	62,058,385
Sumitomo Mitsui Financial Group	1,547,700	57,474,836
Toray Industries	7,373,300	54,620,296

		463,181,193

NETHERLANDS — 7.1%
AerCap Holdings *	1,833,514	86,651,872
Koninklijke DSM	644,532	60,183,960
Royal Dutch Shell ADR, Cl A	980,055	60,498,795

		207,334,627

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY
FUND
JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

NORWAY — 1.8%
DNB	2,954,496	$52,318,780

SINGAPORE — 1.9%
DBS Group Holdings	3,053,100	54,249,110

SPAIN — 11.1%
ACS Actividades de Construccion y Servicios	1,784,674	73,742,639
Banco Santander	11,486,033	54,322,900
Industria de Diseno Textil	1,841,400	51,321,540
International Consolidated Airlines Group	6,756,300	57,068,284
Repsol	4,939,528	86,672,273

		323,127,636

SWEDEN — 1.9%
Nordea Bank Abp	6,078,500	55,200,158

SWITZERLAND — 4.6%
Julius Baer Group	1,327,317	53,148,739
Roche Holding	308,047	81,762,789

		134,911,528

UNITED KINGDOM — 11.5%
BAE Systems	7,857,017	52,742,170
BHP Group	4,338,438	96,177,064
HSBC Holdings ADR	1,313,205	55,325,327
Lloyds Banking Group	81,748,956	62,081,300
Smith & Nephew ADR	1,755,033	66,796,556

		333,122,417

UNITED STATES — 2.1%
NXP Semiconductors	698,400	60,781,752

TOTAL COMMON STOCK (Cost $2,564,280,216)		2,742,994,785

RIGHT — 0.0%
	Number Of

	Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios*, Expires 2/7/2019	1,784,674	979,490

TOTAL RIGHT (Cost $–)		979,490

TOTAL INVESTMENTS — 94.3% (Cost $2,564,280,216)		$2,743,974,275

Percentages are based on Net Assets of $2,909,229,530.

*   Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY
FUND
JANUARY 31, 2019 (Unaudited)

As of January 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2019, the Fund held no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-008-2300

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP
FUND
JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 90.4%

	Shares	Value

ARGENTINA — 2.4%
Adecoagro *	7,270	$55,397

AUSTRIA — 1.6%
Schoeller-Bleckmann Oilfield Equipment	494	38,393

BELGIUM — 2.0%
Ontex Group	2,156	45,875

CHINA — 6.2%
BEST ADR *	6,602	30,765
Greatview Aseptic Packaging	87,300	55,403
Zai Lab ADR *	2,232	60,242

		146,410

DENMARK — 2.0%
GN Store Nord	1,080	46,496

FRANCE — 8.7%
Eurazeo	688	51,108
Fnac Darty *	765	53,850
Remy Cointreau	449	52,163
Virbac *	335	47,163

		204,284

GERMANY — 6.3%
Brenntag	1,104	52,125
KION Group	885	51,074
Scout24 (A)	956	44,842

		148,041

HONG KONG — 4.1%
ASM Pacific Technology	4,900	52,608
Samsonite International (A)	14,900	43,767

		96,375

ITALY — 9.9%
ACEA	3,186	48,574
Azimut Holding	3,139	39,773
Buzzi Unicem	2,297	43,828
Cerved Group	4,946	43,535
Piaggio	25,031	57,415

		233,125

JAPAN — 18.7%
DeNA	2,400	42,304
Hiroshima Bank	7,900	45,692
Ichigo	16,500	56,805
OKUMA	1,050	54,079
Penta-Ocean Construction	8,875	51,902
Rohm	800	56,112
Sapporo Holdings	2,146	48,880

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP
FUND
JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

JAPAN — continued
Sohgo Security Services	1,200	$52,219
T Hasegawa	2,200	32,457

		440,450

LUXEMBOURG — 1.9%
L’Occitane International	25,450	45,405

NETHERLANDS — 2.3%
Euronext (A)	861	53,069

NORWAY — 2.3%
Schibsted, Cl A	1,570	54,989

UNITED KINGDOM — 17.6%
boohoo Group *	18,511	45,632
Britvic	5,665	65,423
Electrocomponents	7,415	52,790
Greencore Group	22,428	56,774
Janus Henderson Group	1,620	35,364
Lancashire Holdings	6,962	51,501
LivaNova *	605	55,854
Tate & Lyle	5,478	49,418

		412,756

UNITED STATES — 4.5%
ICON *	456	63,785
Lazard, Cl A (B)	1,050	41,780

		105,565

TOTAL COMMON STOCK (Cost $2,120,165)		2,126,630

TOTAL INVESTMENTS — 90.4% (Cost $2,120,165)		$2,126,630

Percentages are based on Net Assets of $2,352,199.

*  Non-income producing security.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of January 31, 2019 was $141,678 which represents 6.0% of Net Assets.

(B)	Securities considered Master Limited Partnerships. At January 31, 2019, these securities amounted $41,780 or 1.8% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2019, all of the Fund’s investments in securities were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2019, the Fund held no Level 3 securities.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP
FUND
JANUARY 31, 2019 (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

CMB-QH-013-0900

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY
FUND
JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.2%

	Shares	Value

AUSTRALIA — 2.2%
BHP Group ADR	5,551	$249,684

CHINA — 1.5%
Baidu ADR *	978	168,832

DENMARK — 2.4%
Carlsberg ADR, Cl B	11,584	267,880

FRANCE — 9.6%
Airbus ADR	7,754	222,424
AXA ADR	8,579	199,033
Danone ADR	14,944	217,734
EssilorLuxottica ADR	3,661	232,089
Orange ADR	14,198	219,359

		1,090,639

GERMANY — 7.7%
Daimler ADR	11,649	172,172
Deutsche Post ADR	7,388	218,574
E.ON ADR	21,945	243,919
SAP ADR	2,322	240,141

		874,806

HONG KONG — 2.4%
AIA Group ADR	7,641	277,980

JAPAN — 3.7%
FANUC ADR	12,423	211,626
Sumitomo Mitsui Financial Group ADR	28,763	213,996

		425,622

NETHERLANDS — 6.2%
AerCap Holdings *	4,801	226,895
Koninklijke DSM ADR	10,029	235,331
Royal Dutch Shell ADR, Cl A	4,021	248,216

		710,442

NORWAY — 1.8%
DNB ADR	11,417	203,851

SPAIN — 5.7%
ACS Actividades de Construccion y Servicios ADR *	28,845	237,968
Industria de Diseno Textil ADR	14,522	203,235
Repsol ADR	11,981	210,327

		651,530

UNITED KINGDOM — 5.9%
HSBC Holdings ADR	5,350	225,395
Lloyds Banking Group ADR	67,418	204,277
Smith & Nephew ADR	6,199	235,934

		665,606

UNITED STATES — 47.1%
Agilent Technologies	3,623	275,529

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY
FUND
JANUARY 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES — continued
Alphabet *	201	$226,304
American International Group	4,189	181,090
Anadarko Petroleum	4,033	190,882
Biogen *	670	223,632
Capital One Financial	2,153	173,510
Citigroup	3,581	230,831
Citizens Financial Group	5,913	200,569
Coca-Cola	5,067	243,875
Delta Air Lines	4,634	229,059
DowDuPont	3,894	209,536
eBay	7,112	239,319
Home Depot	1,206	221,337
HP	9,044	199,239
Incyte *	2,757	222,187
JM Smucker	2,218	232,624
Johnson & Johnson	1,984	264,031
Medtronic	2,884	254,917
Oracle	4,462	224,126
Raytheon	1,285	211,717
Rockwell Automation	1,349	228,683
Twitter *	7,625	255,895
Tyson Foods	3,242	200,744
Verizon Communications	4,050	222,993

		5,362,629

TOTAL COMMON STOCK (Cost $9,739,864)		10,949,501

TOTAL INVESTMENTS — 96.2% (Cost $9,739,864)		$10,949,501

Percentages are based on Net Assets of $11,378,062.

*   Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of January 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2019, the Fund held no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-012-1500

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL ULTRA FOCUS
FUND
JANUARY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 82.7%

	Shares	Value

FRANCE — 3.5%
Airbus Group	18,000	$2,064,807

GERMANY — 7.1%
Daimler	35,000	2,069,546
Deutsche Post	72,000	2,122,907

		4,192,453

IRELAND — 3.0%
Paddy Power Betfair	22,000	1,807,773

NETHERLANDS — 7.2%
AerCap Holdings *	90,000	4,253,400

SPAIN — 3.4%
Repsol	115,000	2,017,867

SWEDEN — 3.3%
Nordea Bank Abp	215,000	1,952,461

UNITED KINGDOM — 2.8%
BAE Systems	250,000	1,678,187

UNITED STATES — 52.4%
Alphabet *	1,650	1,857,718
American Express	22,000	2,259,400
Anadarko Petroleum	33,000	1,561,890
AXA Equitable Holdings	105,000	1,946,700
CDK Global	35,000	1,711,850
Citizens Financial Group	45,000	1,526,400
eBay	90,000	3,028,500
Hewlett Packard Enterprise	108,000	1,683,720
Molson Coors Brewing	32,000	2,131,520
NXP Semiconductors	25,000	2,175,750
Oracle	40,000	2,009,200
Penske Automotive Group	22,000	1,031,360
QUALCOMM	24,000	1,188,480
Sabre	75,000	1,723,500
Twitter *	55,000	1,845,800
Wells Fargo	40,000	1,956,400
Yelp, Cl A *	42,000	1,529,640

		31,167,828

TOTAL COMMON STOCK (Cost $45,706,522)		49,134,776

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL ULTRA FOCUS
FUND
JANUARY 31, 2019 (Unaudited)

WARRANT — 2.4%
	Number of

	Warrants	Value

UNITED STATES — 2.4%
American International Group*, Expires 01/19/2021 (Cost $3,356,984)	200,000	$1,416,000

TOTAL INVESTMENTS — 85.0% (Cost $49,063,506)		$50,550,776

Percentages are based on Net Assets of $59,453,592.

*   Non-income producing security.

Cl — Class

The following is a list of the inputs used as of January 31, 2019 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
France	$2,064,807	$—	$—	$2,064,807
Germany	4,192,453	—	—	4,192,453
Ireland	1,807,773	—	—	1,807,773
Netherlands	4,253,400	—	—	4,253,400
Spain	2,017,867	—	—	2,017,867
Sweden	1,952,461	—	—	1,952,461
United Kingdom	1,678,187	—	—	1,678,187
United States	31,167,828	—	—	31,167,828

Total Common Stock	49,134,776	—	—	49,134,776

Warrant	—	1,416,000	—	1,416,000

Total Investments in Securities	$49,134,776	$1,416,000	$—	$50,550,776

For the period ended January 31, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2019, the Fund held no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-010-2300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 28, 2019